Subsequent Events (Detail Textuals) - USD ($)	1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 16, 2018	Jan. 19, 2018	Jan. 18, 2018	Feb. 28, 2018	Dec. 31, 2016	Dec. 31, 2017	Nov. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Oct. 31, 2016	Aug. 20, 2015
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)					$ 0.001	$ 0.001		$ 0.001
Common stock gross proceeds					$ 407,669
Series B Preferred Stock
Subsequent Event [Line Items]
Shares issued, price per share (in dollars per share)					$ 0.25						$ 0.80
Preferred stock shares convertible into common stock					16,124,000	28,335,500
Warrant exercise price (in dollars per share)							$ 0.15		$ 0.25
Series C Preferred Stock
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share)										$ 0.40
Subsequent Event | Securities purchase agreement | Emerald Health Sciences Inc
Subsequent Event [Line Items]
Shares issued, price per share (in shares)		15,000,000
Shares issued, price per share (in dollars per share)		$ 0.10
Funds received under the Secured Promissory Note		$ 400,000
Common stock issued	15,000,000
Common stock, par value (in dollars per share)	$ 0.001
Number of common stock called by warrant	20,400,000	20,400,000
Warrant exercise price (in dollars per share)	$ 0.10
Term of warrants	5 years
Common stock gross proceeds		$ 1,500,000
Subsequent Event | Securities purchase agreement | Emerald Health Sciences Inc | Bridge Loan
Subsequent Event [Line Items]
Aggregate gross proceeds		$ 900,000
Conversion price, per share (in dollars per share)		$ 0.10
Shares converted into common stock		9,000,000
Subsequent Event | Securities purchase agreement | Emerald Health Sciences Inc | Accredited investor
Subsequent Event [Line Items]
Common stock issued	2,500,000
Number of common stock called by warrant	3,400,000
Warrant exercise price (in dollars per share)	$ 0.10
Term of warrants	5 years
Common stock gross proceeds	$ 1,750,000
Subsequent Event | Restricted Stock Agreements
Subsequent Event [Line Items]
Restricted stock vesting percentage			50.00%
Subsequent Event | Restricted Stock Agreements | Common Stock | Immediate vesting
Subsequent Event [Line Items]
Number of restricted common stock vested				900,000
Subsequent Event | Restricted Stock Agreements | Common Stock | October 20, 2015
Subsequent Event [Line Items]
Number of restricted common stock vested				325,000
Subsequent Event | Restricted Stock Agreements | Common Stock | November 21, 2014
Subsequent Event [Line Items]
Number of restricted common stock vested				125,000
Subsequent Event | Restricted Stock Agreements | Dr. Brian S. Murphy
Subsequent Event [Line Items]
Shares of restricted common stock			900,000
Subsequent Event | Restricted Stock Agreements | Elizabeth Berecz, CFO
Subsequent Event [Line Items]
Shares of restricted common stock			700,000
Subsequent Event | Restricted Stock Agreements | Cosmas N. Lykos
Subsequent Event [Line Items]
Shares of restricted common stock			900,000
Subsequent Event | Separation and release agreement | K2C, Inc.
Subsequent Event [Line Items]
Common stock gross proceeds				$ 180,000
Subsequent Event | Common stock purchase warrant agreement | Common Stock
Subsequent Event [Line Items]
Number of restricted common stock vested				1,110,000